Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Brokerage and Investment Management Portfolio
November 30, 2022
BRO-NPRT3-0123
1.810691.118
Common Stocks - 98.7%
	Shares	Value ($)
Banks - 0.6%
Diversified Banks - 0.6%
Wells Fargo & Co.	101,700	4,876,515
Capital Markets - 95.0%
Asset Management & Custody Banks - 39.8%
Affiliated Managers Group, Inc.	38,600	6,192,212
Ameriprise Financial, Inc.	152,800	50,721,959
Ares Management Corp.	359,800	28,204,722
Artisan Partners Asset Management, Inc.	48,100	1,668,589
Bank of New York Mellon Corp.	732,200	33,607,980
BlackRock, Inc. Class A	66,700	47,757,200
Blackstone, Inc.	217,100	19,871,163
Blucora, Inc. (a)	19,300	483,465
Blue Owl Capital, Inc. Class A (b)	834,400	9,428,720
Bridge Investment Group Holdings, Inc.	96,800	1,476,200
Carlyle Group LP	349,100	10,881,447
Cohen & Steers, Inc.	15,528	1,028,730
Focus Financial Partners, Inc. Class A (a)	9,200	351,072
Franklin Resources, Inc. (b)	287,800	7,715,918
Invesco Ltd. (b)	352,400	6,734,364
Janus Henderson Group PLC	140,300	3,548,187
KKR & Co. LP (b)	612,600	31,806,192
Northern Trust Corp.	107,700	10,027,947
P10, Inc.	148,400	1,518,132
Patria Investments Ltd.	432,372	5,901,878
Petershill Partners PLC (c)	268,500	570,139
State Street Corp.	309,700	24,673,799
T. Rowe Price Group, Inc. (b)	156,900	19,598,379
Virtus Investment Partners, Inc.	33,400	6,477,596
		330,245,990
Financial Exchanges & Data - 27.6%
Cboe Global Markets, Inc.	92,038	11,674,100
CME Group, Inc.	144,200	25,451,300
Coinbase Global, Inc. (a)(b)	81,700	3,736,141
FactSet Research Systems, Inc.	1,300	599,677
Intercontinental Exchange, Inc.	392,900	42,554,999
MarketAxess Holdings, Inc.	24,800	6,644,416
Moody's Corp.	79,800	23,801,946
MSCI, Inc.	56,100	28,489,263
NASDAQ, Inc.	481,900	32,990,874
Open Lending Corp. (a)	215,700	1,524,999
S&P Global, Inc.	131,800	46,499,040
Tradeweb Markets, Inc. Class A	88,700	5,451,502
		229,418,257
Investment Banking & Brokerage - 27.6%
BGC Partners, Inc. Class A	400,200	1,724,862
Charles Schwab Corp.	574,561	47,424,265
Goldman Sachs Group, Inc.	83,000	32,050,450
Interactive Brokers Group, Inc.	103,500	8,311,050
LPL Financial	170,100	40,264,371
Moelis & Co. Class A (b)	98,900	4,274,458
Morgan Stanley	512,616	47,709,171
Piper Jaffray Companies (b)	3,400	488,444
PJT Partners, Inc.	149,312	11,498,517
Raymond James Financial, Inc.	222,800	26,045,320
Robinhood Markets, Inc. (a)(b)	334,100	3,204,019
Virtu Financial, Inc. Class A	279,900	6,208,182
		229,203,109
TOTAL CAPITAL MARKETS		788,867,356
Diversified Financial Services - 2.9%
Other Diversified Financial Services - 2.9%
Apollo Global Management, Inc.	345,600	23,981,184
IT Services - 0.2%
Data Processing & Outsourced Services - 0.2%
PayPal Holdings, Inc. (a)	22,600	1,772,066
TOTAL COMMON STOCKS (Cost $617,149,895)		819,497,121

Money Market Funds - 5.1%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (d)	10,699,877	10,702,017
Fidelity Securities Lending Cash Central Fund 3.86% (d)(e)	31,511,331	31,514,482
TOTAL MONEY MARKET FUNDS (Cost $42,216,499)		42,216,499

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $659,366,394)	861,713,620
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(31,364,154)
NET ASSETS - 100.0%	830,349,466

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $570,139 or 0.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	8,617,943	65,108,230	63,024,156	36,542	-	-	10,702,017	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	47,542,900	541,049,936	557,078,354	92,765	-	-	31,514,482	0.1%
Total	56,160,843	606,158,166	620,102,510	129,307	-	-	42,216,499

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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